Supplemental cash flow data	12 Months Ended
Dec. 31, 2023
Supplemental cash flow data
Supplemental cash flow data

3. Supplemental cash flow data

The tables below set forth supplemental information with respect to the cash inflows and outflows for capital provision-direct and capital provision-indirect assets for the periods indicated.

	Year ended December 31, 2023
	Capital provision-	Capital provision-
($ in thousands)	direct assets	indirect assets	Total
Proceeds from capital provision assets	494,472	64,890	559,362
Increase in payable for capital provision assets	2,965	-	2,965
Funding of capital provision assets	(505,893)	(176,134)	(682,027)

	Year ended December 31, 2022
	Capital provision-	Capital provision-
($ in thousands)	direct assets	indirect assets	Total
Proceeds from capital provision assets	349,062	38,724	387,786
Funding of capital provision assets	(605,402)	(121,896)	(727,298)

	Year ended December 31, 2021
	Capital provision-	Capital provision-
($ in thousands)	direct assets	indirect assets	Total
Proceeds from capital provision assets	338,098	58,317	396,415
Decrease in payable for capital provision assets	(256)	-	(256)
Funding of capital provision assets	(672,931)	-	(672,931)

Capital provision-direct assets represent those assets for which the Group has provided financing directly to a client or to finance a principal position in a legal finance asset. BOF-C is included in capital provision-direct assets because the Group does not invest any capital in BOF-C.

Capital provision-indirect assets represent those assets for which the Group’s capital is provided through a private fund as a limited partner contribution. For the years ended December 31, 2023 and 2022, activity in the capital provision-indirect assets related primarily to those assets held through the Advantage Fund, which closed during the year ended December 31, 2022, whereas capital provision-indirect assets consisted entirely of assets held through the Strategic Value Fund for the year ended December 31, 2021.